NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Text block [abstract]
NON-CONTROLLING INTERESTS
16.	NON-CONTROLLING INTERESTS
As at December 31, 2022, NexGen held 100% ownership of the subsidiaries with the exception of IsoEnergy, where it retained 50.1% of IsoEnergy’s outstanding common shares.
On December 5, 2023, IsoEnergy and CUR completed the Merger, (Note 4(b) whereby IsoEnergy acquired all of the issued and outstanding common shares of CUR
In connection with the Merger, on October 19, 2023, IsoEnergy closed a private placement of 8,134,500 subscription receipts at an issuance price of $4.50 (“Iso Subscription Receipts”). Each Iso Subscription Receipt entitled the holder thereof to receive, for no additional consideration and without further action on part of the holder thereof, on or about the date the Merger is completed, one IsoEnergy Share. NexGen participated in the private placement by purchasing 3,333,350 Iso Subscription Receipts at an issuance price of $4.50 per subscription, totaling $15,000. On December 5, 2023, the 3,333,350 Iso Subscriptions Receipts held by NexGen were converted into 3,333,350 IsoEnergy common shares in connection with the Merger.
Upon completion of the Merger, NexGen’s ownership in IsoEnergy decreased from 48.7% immediately prior to the transaction to 34.0% resulting in NexGen’s loss of control of IsoEnergy. Upon loss of control, NexGen derecognized the non-controlling
interest and derecognized all IsoEnergy amounts that were previously consolidated, resulting in derecognition of net assets attributable to NexGen totalling $35,697, and recognized its retained investment in IsoEnergy at fair value of $239,735, resulting in a gain on loss of control of IsoEnergy of $204,038. The fair value of the retained investment in IsoEnergy was calculated using IsoEnergy’s opening share price on December 5, 2023 of $4.09, multiplied by NexGen’s remaining shareholdings in IsoEnergy.
For financial reporting purposes, the assets, liabilities, results of operations, and cash flows of the Company’s wholly owned subsidiaries and, prior to the loss of control of IsoEnergy on December 5, 2023, non-wholly
owned subsidiary, IsoEnergy, were included in NexGen’s consolidated financial statements. Up to December 5, 2023, third party investors’ share of the net loss of IsoEnergy was reflected in the net income (loss) and comprehensive income (loss) attributable to non-controlling
interests in the consolidated statements of net income (loss) and comprehensive income (loss). From December 5, 2023 to December 31, 2024, NexGen’s investment in IsoEnergy has been accounted for using the equity method.